Trade Accounts Receivables, Net - Summary of Unbilled Receivables by Subsidiaries Grouped by Main Projects (Detail) - Unbilled Receivables Subsidiaries [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	S/ 413,364	S/ 499,974
Infrastructure [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	7,810	12,395
Infrastructure [member] | Operation and maintenance of roads [Member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	4,167	9,837
Infrastructure [member] | Oil Services [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	1,512	1,657
Infrastructure [member] | Others [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	2,131	901
Engineering and Construction [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	341,701	409,446
Engineering and Construction [member] | Parent company operations [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	63,853	78,133
Engineering and Construction [member] | Others [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	87,749	16,608
Engineering and Construction [member] | Talara Refinery [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	70,329	190,831
Engineering and Construction [member] | Civil works, assembly and electromechanics - Acero Arequipa [Member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	1,357	16,449
Engineering and Construction [member] | Project Mina Gold Fields La Cima S.A. [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	15,055	3,409
Engineering and Construction [member] | Generating Plant Machu Picchu [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	15,653	13,098
Engineering and Construction [member] | Project Quellaveco [Member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	84,014	52,488
Engineering and Construction [member] | Project Mina Justa [Member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	1,743	26,658
Engineering and Construction [member] | Works and Consortiums [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	6,576	11,311
Engineering and Construction [member] | Engineering and Construction Works VyV-DSD S.A. [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	43,159	38,194
Engineering and Construction [member] | Engineering and Construction Works - Morelco S.A.S. [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	S/ 16,066	S/ 40,400